Commitments	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments

14. Commitments

Operating Leases

We lease office, warehouse and storage space, under operating leases that expire at various dates through the year ending December 31, 2017. Certain leases contain renewal options for varying periods and escalation clauses for adjusting rent to reflect changes in price indices. Certain leases require that we pay for insurance, taxes and maintenance applicable to the leased property.

Minimum aggregate future lease payments under non-cancelable operating leases as of December 31, 2015 are as follows:

2016	$38,640
2017	$37,739

Rent expense under all operating leases, including short-term rentals as well as cancelable and non-cancelable operating leases, gross, was $65,278 and $90,825 for the years ended December 31, 2015 and 2014, respectively.

Legal Proceedings

We are or may be involved from time to time in various claims and legal actions arising in the ordinary course of business, including proceedings involving employee claims, contract disputes, product liability and other general liability claims, as well as trademark, copyright, and related claims and legal actions. In the opinion of our management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, results of operations or liquidity.